RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Asset Appreciation (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets per the financial statements	$ 14,831,738
Less certain deemed distributions of participant loans and related interest	(7,217)
Total Increase in net assets per Form 5500	$ 14,824,521